Debt (Tables)	12 Months Ended
Dec. 31, 2015
Bridge Loan [Member]
Related Party Interest Expense Concerning Bridge Loan

The Company recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2015	2014
Orbimed Private Investments III, LP	$—	$63,955
The Global Life Science Ventures Funds	—	57,709
Gilde Europe Food & Agribusiness Fund B.V.	—	54,158
Coöperative AAC LS U.A. (Forbion B.V.)	—	28,288

Total of related-party interest expense relating to the Convertible Bridge Loan	$—	$204,110